AMG River Road Focused Absolute Value Fund
Schedule of Portfolio Investments (unaudited)
July 31, 2024
	Shares	Value
Common Stocks - 98.3%
Communication Services - 3.3%
Comcast Corp., Class A	37,592	$1,551,422
GCI Liberty, Inc. Escrow Share*,1,2	108,700	0

Total Communication Services		1,551,422
Consumer Discretionary - 22.7%
Expedia Group, Inc.*	11,143	1,422,627
Genuine Parts Co.	10,116	1,488,165
Lennar Corp., Class A	8,104	1,433,841
LKQ Corp.	40,100	1,664,150
MGM Resorts International*	26,313	1,130,670
Murphy USA, Inc.	1,668	842,206
Starbucks Corp.	23,081	1,799,164
Ulta Beauty, Inc.*	2,878	1,050,153

Total Consumer Discretionary		10,830,976
Consumer Staples - 14.2%
BJ's Wholesale Club Holdings, Inc.*	25,795	2,268,928
The Kroger Co.	42,818	2,333,581
Molson Coors Beverage Co., Class B	20,915	1,105,358
Unilever PLC, Sponsored ADR (United Kingdom)[3]	16,894	1,037,291

Total Consumer Staples		6,745,158
Energy - 6.2%
Delek US Holdings, Inc.	54,406	1,293,775
Kinder Morgan, Inc.	78,409	1,656,782

Total Energy		2,950,557
Financials - 22.0%
Berkshire Hathaway, Inc., Class B*	7,017	3,076,954
Fairfax Financial Holdings, Ltd. (Canada)	2,928	3,452,083
Global Payments, Inc.	9,253	940,475
WEX, Inc.*	9,920	1,819,824
Willis Towers Watson PLC (United Kingdom)	4,324	1,220,579

Total Financials		10,509,915
Health Care - 6.8%
Elevance Health, Inc.	3,902	2,075,981
	Shares	Value

Labcorp Holdings, Inc.*	5,510	$1,187,074

Total Health Care		3,263,055
Industrials - 1.6%
United Parcel Service, Inc., Class B	5,878	766,315
Information Technology - 3.7%
Corning, Inc.	22,983	919,550
TD SYNNEX Corp.	7,066	842,055

Total Information Technology		1,761,605
Materials - 5.2%
CRH PLC	28,648	2,455,134
Real Estate - 3.7%
Mid-America Apartment Communities, Inc., REIT	12,774	1,785,422
Utilities - 8.9%
Northwestern Energy Group, Inc.	19,766	1,062,818
PNM Resources, Inc.	28,759	1,195,799
Talen Energy Corp.*	16,042	1,999,635

Total Utilities		4,258,252

Total Common Stocks (Cost $38,003,201)		46,877,811

	Principal Amount
Short-Term Investments - 1.7%
Repurchase Agreements - 1.7%
Fixed Income Clearing Corp., dated 07/31/24, due 08/01/24, 5.150% total to be received $800,114 (collateralized by a U.S. Treasury Note, 1.875%, 02/15/32, totaling $816,073)	$800,000	800,000

Total Short-Term Investments (Cost $800,000)		800,000
Total Investments - 100.0% (Cost $38,803,201)		47,677,811
Other Assets, less Liabilities - (0.0)%		(11,338)
Net Assets - 100.0%		$47,666,473

*	Non-income producing security.
[1]	Security's value was determined by using significant unobservable inputs.
[2]	This security is restricted and not available for re-sale. Liberty Broadband Corp. (“Liberty”) acquired GCI Liberty, Inc. on December 21, 2020. On May 24, 2023, Liberty shareholders received GCI Liberty, Inc. Escrow Shares for potential proceeds from a pending class action lawsuit. The market value of the escrow shares was $0 on the date of the distribution. At July 31, 2024, the cost and market value of the escrow shares is $0, which represents 0% of net assets.
[3]	Some of this security, amounting to $1,026,915 or 2.2% of net assets, was out on loan to various borrowers and is collateralized by various U.S. Treasury Obligations. See below for more information.

ADR	American Depositary Receipt
REIT	Real Estate Investment Trust

AMG River Road Focused Absolute Value Fund
Schedule of Portfolio Investments (continued)
The following table summarizes the inputs used to value the Fund's investments by the fair value hierarchy levels as of July 31, 2024:
	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks
Consumer Discretionary	$10,830,976	—	—	$10,830,976
Financials	10,509,915	—	—	10,509,915
Consumer Staples	6,745,158	—	—	6,745,158
Utilities	4,258,252	—	—	4,258,252
Health Care	3,263,055	—	—	3,263,055
Energy	2,950,557	—	—	2,950,557
Materials	2,455,134	—	—	2,455,134
Real Estate	1,785,422	—	—	1,785,422
Information Technology	1,761,605	—	—	1,761,605
Communication Services	1,551,422	—	$0	1,551,422
Industrials	766,315	—	—	766,315
Short-Term Investments
Repurchase Agreements	—	$800,000	—	800,000
Total Investments in Securities	$46,877,811	$800,000	$0	$47,677,811

At July 31, 2024, the Level 3 common stock was received as a result of a corporate action. The security’s value of $0 was determined by using significant unobservable inputs, which generated a change in unrealized depreciation of $0.
For the period ended July 31, 2024, there were no transfers in or out of Level 3. The Fund did not have any purchases and sales of Level 3 securities for the same period.
The Fund participates in the securities lending program offered by The Bank of New York Mellon providing for the lending of securities to qualified brokers. The value of securities loaned on positions held, cash collateral and securities collateral received at July 31, 2024, were as follows:
Securities Loaned	Cash Collateral Received	Securities Collateral Received	Total Collateral Received
$1,026,915	—	$1,041,905	$1,041,905
The following table summarizes the securities received as collateral for securities lending at July 31, 2024:
Collateral Type	Coupon Range	Maturity Date Range
U.S. Treasury Obligations	0.125%-5.250%	10/15/24-05/15/53
For additional information about significant accounting policies, including valuation of investments, refer to the Fund’s most recent semi or annual report.